Concentration of Risk (Details)	12 Months Ended
	Jun. 30, 2020 USD ($) Customers	Jun. 30, 2019 USD ($) Customers	Jun. 30, 2018 USD ($)
Concentration of Risk (Textual)
Deposited in banks		$ 40,085
Credit risk compensation	73,000
Covered by insurance		$ 544,570
Revenues [Member]
Concentration of Risk (Textual)
Number of customers | Customers	3	3
Revenues [Member] | Customer One [Member]
Concentration of Risk (Textual)
Concentration risk, percentage	40.50%	33.70%
Revenues [Member] | Customer Two [Member]
Concentration of Risk (Textual)
Concentration risk, percentage	18.40%	14.30%
Revenues [Member] | Customer Three [Member]
Concentration of Risk (Textual)
Concentration risk, percentage	13.80%	13.60%
Accounts receivable [Member]
Concentration of Risk (Textual)
Number of customers | Customers	3	5
Concentration risk, percentage	90.60%	86.90%
Hong Kong [Member]
Concentration of Risk (Textual)
Deposited in banks		$ 1,736,989
Insurance deposit system
HKD [Member]
Concentration of Risk (Textual)
Deposited in banks	$ 614,255
RMB [Member]
Concentration of Risk (Textual)
Insurance deposit system	500,000
HKD [Member]
Concentration of Risk (Textual)
Credit risk compensation	500,000
PRC [Member]
Concentration of Risk (Textual)
Deposited in banks	130,154		$ 267,636
Insurance deposit system	$ 70,000